DEBENTURE (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Future minimum required payments

Period ending December 31,
2022	$–
2023	–
2024	–
2025	–
2026 and after	1,172,364
Total	$1,172,364